Debt - Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Mar. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2011 Senior Notes, 3.25% Due 2015 [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2012 Credit Agreement [Member]	Dec. 31, 2011 Credit Agreement [Member]
Line of Credit Facility [Line Items]
Fair value of outstanding balances										$ 525	$ 497
Debt Securities Issued Amount		500		500	350	350	250	250	250
Unamortized discount	(5)
Total long-term debt	$ 1,620		$ 747